Insurance and participating investment contracts assets and liabilities - Average Yield Curve (Details)	Dec. 31, 2023	Dec. 31, 2022
1 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	5.37%	6.11%
5 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	4.15%	5.15%
10 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	4.79%	5.03%
20 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	4.72%	4.84%
30 year
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Average yield curve	4.19%	4.42%